Goodwill and Intangible Assets (Details) - Schedule of estimated future amortization expense - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Estimated Future Amortization Expense Abstract
2022		$ 39,539
2023		35,521
2024		33,729
2025		33,629
2026		33,533
Thereafter		462,520
Total	$ 627,223	$ 638,471	$ 8,693